Earnings Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Basic:
Profit attributable to shareholders of the Company		¥ 478,132	¥ 873,346	¥ 911,831
Weighted average number of common stock in issue (in thousands of shares)		3,906,456	3,987,077	4,094,310
Basic earnings per share	[1]	¥ 122.4	¥ 219.04	¥ 222.71
Diluted:
Profit attributable to the common shareholders of the Company		¥ 478,132	¥ 873,346	¥ 911,831
Impact of dilutive potential ordinary shares issued by subsidiaries and associates		(6)
Net profit used to determine diluted earnings per share		¥ 478,126	¥ 873,346	¥ 911,831
Weighted average number of common stock in issue (in thousands of shares)		3,906,456	3,987,077	4,094,310
Adjustments for stock options (in thousands of shares)		939	1,160	1,390
Weighted average number of common stock for diluted earnings per share (in thousands of shares)		3,907,395	3,988,237	4,095,700
Diluted earnings per share	[1]	¥ 122.36	¥ 218.98	¥ 222.63

[1]	As resolved by the board of directors on May 15, 2024, the Company implemented a stock split of its common stock with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. Basic and diluted earnings per share are calculated based on the assumption that the stock split had been implemented at the beginning of the fiscal year ended March 31, 2023.